Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Deposits [Abstract]
Prepaid expenses and deposits

7. Prepaid expenses and deposits

The Company's prepaid expenses and deposits include the following:

	December 31, 2022	December 31, 2021
	$	$
Research and development	308,502	602,497
Insurance	95,697	116,649
Other prepaids and deposits	67,938	647,275
	472,137	1,366,421